Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill & intangible assets
The following table presents an analysis of intangible assets broken down between goodwill, intangible assets with an indefinite life and intangible assets with a definite life for the years ended December 31, 2013, 2012 and 2011:

(U.S. dollars in thousands)	Goodwill	Intangible assets with an indefinite life	Intangible assets with a definite life	Total
Balance at December 31, 2010	$822,247	$15,366	$1,895	$839,508
Impairment	(429,020)	—	—	(429,020)
Amortization	—	—	(1,438)	(1,438)
Foreign Currency Translation	(1,729)	—	—	(1,729)
Balance at December 31, 2011	$391,498	$15,366	$457	$407,321
Amortization	—	—	(178)	(178)
Foreign Currency Translation	1,384	—	—	1,384
Balance at December 31, 2012	$392,882	$15,366	$279	$408,527
Amortization	—	—	(279)	(279)
Foreign Currency Translation	3,363	—	—	3,363
Balance at December 31, 2013	$396,245	$15,366	$—	$411,611